Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Components of Income (Loss) Before Income Taxes

The components of income (loss) before income taxes comprise the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥(278,229)	¥(177,852)	¥651,852	$6,931
Foreign subsidiaries	841,519	610,725	751,797	7,994

	¥563,290	¥432,873	¥1,403,649	$14,925

Provision for Income Taxes

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Current income tax expense:
Parent company and domestic subsidiaries	¥85,290	¥111,363	¥178,662	$1,900
Foreign subsidiaries	141,821	144,514	213,016	2,265

Total current	227,111	255,877	391,678	4,165

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(44,268)	(57,940)	140,041	1,489
Foreign subsidiaries	129,978	64,335	19,967	212

Total deferred	85,710	6,395	160,008	1,701

Total provision	¥312,821	¥262,272	¥551,686	$5,866

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2011	2012	2013
Statutory tax rate	40.2%	40.2%	37.6%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	2.2	1.7	0.6
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.8	4.7	1.8
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	12.6	9.2	4.1
Valuation allowance	8.1	14.9	1.7
Tax credits	(2.6)	(1.8)	(3.1)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(9.3)	(9.6)	(4.8)
Unrecognized tax benefits adjustments	(0.6)	2.5	0.1
Other	0.1	(1.2)	1.3

Effective income tax rate	55.5%	60.6%	39.3%

Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Deferred tax assets
Accrued pension and severance costs	¥236,978	¥230,021	$2,446
Accrued expenses and liabilities for quality assurances	369,985	480,428	5,108
Other accrued employees’ compensation	106,265	108,599	1,155
Operating loss carryforwards for tax purposes	337,992	160,936	1,711
Tax credit carryforwards	108,426	101,251	1,076
Property, plant and equipment and other assets	147,906	151,043	1,606
Other	296,934	227,596	2,420

Gross deferred tax assets	1,604,486	1,459,874	15,522
Less - Valuation allowance	(309,268)	(284,835)	(3,028)

Total deferred tax assets	1,295,218	1,175,039	12,494

Deferred tax liabilities
Unrealized gains on securities	(210,475)	(388,901)	(4,135)
Undistributed earnings of foreign subsidiaries	(27,581)	(25,713)	(274)
Undistributed earnings of affiliated companies accounted for by the equity method	(504,776)	(567,054)	(6,029)
Basis difference of acquired assets	(34,120)	(35,647)	(379)
Lease transactions	(576,809)	(650,389)	(6,915)
Other	(54,749)	(66,923)	(712)

Gross deferred tax liabilities	(1,408,510)	(1,734,627)	(18,444)

Net deferred tax liability	¥(113,292)	¥(559,588)	$(5,950)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Deferred tax assets
Deferred income taxes (Current assets)	¥718,687	¥749,398	$7,968
Investments and other assets - Other	91,857	100,199	1,065
Deferred tax liabilities
Other current liabilities	(14,953)	(23,258)	(247)
Deferred income taxes (Long-term liabilities)	(908,883)	(1,385,927)	(14,736)

Net deferred tax liability	¥(113,292)	¥(559,588)	$(5,950)

Net Changes in Total Valuation Allowance for Deferred Tax Assets

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Valuation allowance at beginning of year	¥239,269	¥280,685	¥309,268	$3,288
Additions	55,791	96,754	38,285	407
Deductions	(10,077)	(65,566)	(70,986)	(755)
Other	(4,298)	(2,605)	8,268	88

Valuation allowance at end of year	¥280,685	¥309,268	¥284,835	$3,028

Summary of Gross Unrecognized Tax Benefits Changes

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Balance at beginning of year	¥23,965	¥15,453	¥16,901	$180
Additions based on tax positions related to the current year	213	4,187	2,401	26
Additions for tax positions of prior years	12,564	10,801	4,339	46
Reductions for tax positions of prior years	(16,133)	(363)	(1,619)	(17)
Reductions for tax positions related to lapse of statute of limitations	—	—	—	—
Reductions for settlements	(2,794)	(12,820)	(2,776)	(30)
Other	(2,362)	(357)	3,201	34

Balance at end of year	¥15,453	¥16,901	¥22,447	$239